Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash paid (received) for
Interest	$ 1,007	$ 969
Income taxes	(37)
Income taxes		73
Change in working capital
Accounts receivable and other current assets	1	(204)
Prepaid expenses	(8)	1
Inventories	(13)	(8)
Regulatory assets - current portion	(75)	16
Accounts payable and other current liabilities	(8)	99
Regulatory liabilities - current portion	(65)	(6)
Change in working capital	(168)	(102)
Non-cash investing and financing activities
Accrued capital expenditures	382	328
Common share dividends reinvested	299	272
Finance leases	88
Finance leases		223
Right-of-use assets obtained in exchange for operating lease liabilities	55
Contributions in aid of construction	15	14
Exercise of stock options into common shares	$ 5	$ 1